Supplemental Cash Flow Information (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest Paid	$ 17,595	$ 18,042
Income Tax Expense (Benefit)	$ 0	$ 0